19. Borrowing and financing (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
BorrowingAndFinancingLineItems [Line Items]
Amount used as at December 31, 2018	R$ 549,393
Credit Facilities [Member]
BorrowingAndFinancingLineItems [Line Items]
Total amount	1,500,000
Undrawn balance	1,500,000
Amount used as at December 31, 2018	R$ 0
Credit Facilities [Member] | BNDES 1 [Member]
BorrowingAndFinancingLineItems [Line Items]
Currency	TJLP
Date of opening	May/18
Term	Dec/18
Total amount	R$ 1,090,000
Undrawn balance	1,090,000
Amount used as at December 31, 2018	R$ 0
Credit Facilities [Member] | BNDES 2 [Member]
BorrowingAndFinancingLineItems [Line Items]
Currency	TJLP
Date of opening	May/18
Term	Dec/19
Total amount	R$ 20,000
Undrawn balance	20,000
Amount used as at December 31, 2018	R$ 0
Credit Facilities [Member] | BNDES 3 [Member]
BorrowingAndFinancingLineItems [Line Items]
Currency	TJLP
Date of opening	May/18
Term	Dec/19
Total amount	R$ 390,000
Undrawn balance	390,000
Amount used as at December 31, 2018	R$ 0